Financial Instruments - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities at fair value	$ 7,502	$ 7,505
Securities available for sale, at fair value (Note 2)	491,670	514,598
Noninterest-bearing deposits	517,137	547,625
Interest-bearing deposits	1,582,365	1,550,985
Interest Rate Derivative Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate contracts	23,629	8,880
Derivative instruments liabilities	0	0
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	101,002	55,433
Equity securities at fair value	7,502	7,505
Securities available for sale, at fair value (Note 2)	491,670	514,598
Securities held to maturity	392,699	407,959
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	9,515	9,514
Loans held for sale	5,946	4,710
Loans, net	1,421,375	1,394,968
Accrued interest receivable	10,441	10,066
Interest rate lock commitments	23	64
Noninterest-bearing deposits	517,137	547,625
Interest-bearing deposits	1,582,365	1,550,985
Brokered deposits	27,177	23,445
Borrowings	210,000	200,000
Subordinated debentures	35,630	35,507
Accrued interest payable	5,120	6,223
Reported Value Measurement [Member] | Interest Rate Derivative Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate contracts	23,629	8,880
Derivative instruments liabilities	0	0
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	101,002	55,433
Equity securities at fair value	7,502	7,505
Securities available for sale, at fair value (Note 2)	491,670	514,598
Securities held to maturity	332,583	348,791
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	9,515	9,514
Loans held for sale	6,124	4,851
Loans, net	1,379,874	1,362,920
Accrued interest receivable	10,441	10,066
Interest rate lock commitments	23	64
Noninterest-bearing deposits	517,137	547,625
Interest-bearing deposits	1,580,436	1,549,386
Brokered deposits	27,126	23,435
Borrowings	209,286	199,743
Subordinated debentures	31,942	31,748
Accrued interest payable	5,120	6,223
Estimate of Fair Value Measurement [Member] | Interest Rate Derivative Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate contracts	23,629	8,880
Derivative instruments liabilities	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	101,002	55,433
Equity securities at fair value	4,661	4,749
Securities available for sale, at fair value (Note 2)	79,311	80,194
Securities held to maturity	0	0
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	0	0
Loans held for sale	0	0
Loans, net	0	0
Accrued interest receivable	0	0
Interest rate lock commitments	0	0
Noninterest-bearing deposits	517,137	547,625
Interest-bearing deposits	0	0
Brokered deposits	0	0
Borrowings	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Derivative Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate contracts	0	0
Derivative instruments liabilities	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Equity securities at fair value	0	0
Securities available for sale, at fair value (Note 2)	412,359	434,404
Securities held to maturity	319,702	335,493
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	9,515	9,514
Loans held for sale	6,124	4,851
Loans, net	0	0
Accrued interest receivable	10,441	10,066
Interest rate lock commitments	23	64
Noninterest-bearing deposits	0	0
Interest-bearing deposits	1,580,436	1,549,386
Brokered deposits	27,126	23,435
Borrowings	209,286	199,743
Subordinated debentures	31,942	31,748
Accrued interest payable	5,120	6,223
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Derivative Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate contracts	23,629	8,880
Derivative instruments liabilities	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Equity securities at fair value	2,841	2,756
Securities available for sale, at fair value (Note 2)	0	0
Securities held to maturity	12,881	13,298
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	0	0
Loans held for sale	0	0
Loans, net	1,379,874	1,362,920
Accrued interest receivable	0	0
Interest rate lock commitments	0	0
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Brokered deposits	0	0
Borrowings	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Derivative Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate contracts	0	0
Derivative instruments liabilities	$ 0	$ 0